OPERATING SEGMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Oct. 31, 2025
Issuance of 1,500,000 common shares, no par value				$ (2,592,985)
March GL
Issuance of 1,500,000 common shares, no par value		$ 1,150,140
March G L [Member]
Issuance of 1,500,000 common shares, no par value			$ 4,051,620
Common Stock [Member] | March GL
Issuance of 1,500,000 common shares, no par value		45
Common Stock [Member] | March G L [Member]
Issuance of 1,500,000 common shares, no par value	$ 50	$ 46
Private Placement [Member] | March GL
Stock Issued During Period, Shares, New Issues		44,600
Issuance of 1,500,000 common shares, no par value		$ 1,150,140
Private Placement [Member] | Common Stock [Member] | March GL
Stock Issued During Period, Shares, New Issues		55,000
Issuance of 1,500,000 common shares, no par value		$ 3,001,480
Private Placement [Member] | Common Stock [Member] | March G L [Member]
Stock Issued During Period, Shares, New Issues			7,320
Gross proceeds			$ 1,516,000